The valuation of the investment included the following inputs for a liquidity event: (Details) - Liquidity risk [member] - $ / shares	Sep. 03, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Liquidity event probability	100.00%	50.00%
[custom:TimeToMaturity-0]	0.01 years	0.51 years
Volatility	95.00%	131.10%
Risk free interest rate	0.05%	0.09%
Credit spread	262 bps	317 bps
Risk adjusted rate	2.66%	3.26%
Discount for lack of marketability	14.00%	21.00%
Credit rating	B	B+
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Exercise price for conversion	$ 15	$ 15
Initial stock price	$ 15	$ 15